Distribution Date:	04/18/22	BANK 2020-BNK29
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	9		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	10		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	18-19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541TAY5	0.549000%	26,400,000.00	20,526,692.67	385,432.97	9,390.96	0.00	0.00	394,823.93	20,141,259.70	30.23%	30.00%
A-SB	06541TAZ2	1.805000%	29,800,000.00	29,800,000.00	0.00	44,824.17	0.00	0.00	44,824.17	29,800,000.00	30.23%	30.00%
A-3	06541TBA6	1.742000%	188,000,000.00	188,000,000.00	0.00	272,913.33	0.00	0.00	272,913.33	188,000,000.00	30.23%	30.00%
A-4	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00	30.23%	30.00%
A-S	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00	24.43%	24.25%
B	06541TBT5	2.416000%	41,380,000.00	41,380,000.00	0.00	83,311.73	0.00	0.00	83,311.73	41,380,000.00	19.40%	19.25%
C	06541TBU2	3.134253%	43,450,000.00	43,450,000.00	0.00	113,486.09	0.00	0.00	113,486.09	43,450,000.00	14.11%	14.00%
D	06541TAJ8	2.500000%	25,862,000.00	25,862,000.00	0.00	53,879.17	0.00	0.00	53,879.17	25,862,000.00	10.96%	10.88%
E	06541TAL3	2.500000%	21,725,000.00	21,725,000.00	0.00	45,260.42	0.00	0.00	45,260.42	21,725,000.00	8.31%	8.25%
F	06541TAN9	2.000000%	13,448,000.00	13,448,000.00	0.00	22,413.33	0.00	0.00	22,413.33	13,448,000.00	6.68%	6.63%
G	06541TAQ2	2.000000%	11,380,000.00	11,380,000.00	0.00	18,966.67	0.00	0.00	18,966.67	11,380,000.00	5.29%	5.25%
H	06541TAS8	2.000000%	10,345,000.00	10,345,000.00	0.00	17,241.67	0.00	0.00	17,241.67	10,345,000.00	4.03%	4.00%
J	06541TCB3	2.000000%	8,276,000.00	8,276,000.00	0.00	13,793.33	0.00	0.00	13,793.33	8,276,000.00	3.02%	3.00%
K	06541TCD9	2.000000%	10,345,000.00	10,345,000.00	0.00	17,241.67	0.00	0.00	17,241.67	10,345,000.00	1.76%	1.75%
L*	06541TCF4	2.000000%	14,483,773.00	14,483,773.00	0.00	23,739.66	0.00	0.00	23,739.66	14,483,773.00	0.00%	0.00%
V	06541TAV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541TAW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2Q4108	3.304253%	43,558,145.96	43,249,024.52	20,285.95	119,067.06	0.00	0.00	139,353.01	43,228,738.57	0.00%	0.00%
Regular SubTotal			871,162,918.96	864,980,490.19	405,718.92	1,500,948.49	0.00	0.00	1,906,667.41	864,574,771.27

X-A	06541TBL2	1.452661%	579,323,000.00	573,449,692.68	0.00	694,190.24	0.00	0.00	694,190.24	573,064,259.70
X-B	06541TBM0	0.725885%	132,417,000.00	132,417,000.00	0.00	80,099.57	0.00	0.00	80,099.57	132,417,000.00
X-D	06541TAA7	0.804253%	47,587,000.00	47,587,000.00	0.00	31,893.34	0.00	0.00	31,893.34	47,587,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-F	06541TAC3	1.304253%	13,448,000.00	13,448,000.00	0.00	14,616.33	0.00	0.00	14,616.33	13,448,000.00
X-G	06541TAE9	1.304253%	11,380,000.00	11,380,000.00	0.00	12,368.67	0.00	0.00	12,368.67	11,380,000.00
X-H	06541TAG4	1.304253%	10,345,000.00	10,345,000.00	0.00	11,243.75	0.00	0.00	11,243.75	10,345,000.00
X-J	06541TBV0	1.304253%	8,276,000.00	8,276,000.00	0.00	8,995.00	0.00	0.00	8,995.00	8,276,000.00
X-K	06541TBX6	1.304253%	10,345,000.00	10,345,000.00	0.00	11,243.75	0.00	0.00	11,243.75	10,345,000.00
X-L	06541TBZ1	1.304253%	14,483,773.00	14,483,773.00	0.00	15,742.09	0.00	0.00	15,742.09	14,483,773.00
Notional SubTotal			827,604,773.00	821,731,465.68	0.00	880,392.74	0.00	0.00	880,392.74	821,346,032.70

Deal Distribution Total					405,718.92	2,381,341.23	0.00	0.00	2,787,060.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541TAY5	777.52623750	14.59973371	0.35571818	0.00000000	0.00000000	0.00000000	0.00000000	14.95545189	762.92650379
A-SB	06541TAZ2	1,000.00000000	0.00000000	1.50416678	0.00000000	0.00000000	0.00000000	0.00000000	1.50416678	1,000.00000000
A-3	06541TBA6	1,000.00000000	0.00000000	1.45166665	0.00000000	0.00000000	0.00000000	0.00000000	1.45166665	1,000.00000000
A-4	06541TBF5	1,000.00000000	0.00000000	1.66416668	0.00000000	0.00000000	0.00000000	0.00000000	1.66416668	1,000.00000000
A-S	06541TBN8	1,000.00000000	0.00000000	1.84333326	0.00000000	0.00000000	0.00000000	0.00000000	1.84333326	1,000.00000000
B	06541TBT5	1,000.00000000	0.00000000	2.01333325	0.00000000	0.00000000	0.00000000	0.00000000	2.01333325	1,000.00000000
C	06541TBU2	1,000.00000000	0.00000000	2.61187779	0.00000000	0.00000000	0.00000000	0.00000000	2.61187779	1,000.00000000
D	06541TAJ8	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	06541TAL3	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06541TAN9	1,000.00000000	0.00000000	1.66666642	0.00000000	0.00000000	0.00000000	0.00000000	1.66666642	1,000.00000000
G	06541TAQ2	1,000.00000000	0.00000000	1.66666696	0.00000000	0.00000000	0.00000000	0.00000000	1.66666696	1,000.00000000
H	06541TAS8	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000
J	06541TCB3	1,000.00000000	0.00000000	1.66666626	0.00000000	0.00000000	0.00000000	0.00000000	1.66666626	1,000.00000000
K	06541TCD9	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000
L	06541TCF4	1,000.00000000	0.00000000	1.63905220	0.02761435	0.04120819	0.00000000	0.00000000	1.63905220	1,000.00000000
V	06541TAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541TAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2Q4108	992.90324615	0.46572115	2.73351993	0.00048326	0.00072156	0.00000000	0.00000000	3.19924108	992.43752500

Notional Certificates
X-A	06541TBL2	989.86177431	0.00000000	1.19827840	0.00000000	0.00000000	0.00000000	0.00000000	1.19827840	989.19645811
X-B	06541TBM0	1,000.00000000	0.00000000	0.60490398	0.00000000	0.00000000	0.00000000	0.00000000	0.60490398	1,000.00000000
X-D	06541TAA7	1,000.00000000	0.00000000	0.67021119	0.00000000	0.00000000	0.00000000	0.00000000	0.67021119	1,000.00000000
X-F	06541TAC3	1,000.00000000	0.00000000	1.08687760	0.00000000	0.00000000	0.00000000	0.00000000	1.08687760	1,000.00000000
X-G	06541TAE9	1,000.00000000	0.00000000	1.08687786	0.00000000	0.00000000	0.00000000	0.00000000	1.08687786	1,000.00000000
X-H	06541TAG4	1,000.00000000	0.00000000	1.08687772	0.00000000	0.00000000	0.00000000	0.00000000	1.08687772	1,000.00000000
X-J	06541TBV0	1,000.00000000	0.00000000	1.08687772	0.00000000	0.00000000	0.00000000	0.00000000	1.08687772	1,000.00000000
X-K	06541TBX6	1,000.00000000	0.00000000	1.08687772	0.00000000	0.00000000	0.00000000	0.00000000	1.08687772	1,000.00000000
X-L	06541TBZ1	1,000.00000000	0.00000000	1.08687771	0.00000000	0.00000000	0.00000000	0.00000000	1.08687771	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	03/01/22 - 03/30/22	30	0.00	9,390.96	0.00	9,390.96	0.00	0.00	0.00	9,390.96	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	44,824.17	0.00	44,824.17	0.00	0.00	0.00	44,824.17	0.00
X-A	03/01/22 - 03/30/22	30	0.00	694,190.24	0.00	694,190.24	0.00	0.00	0.00	694,190.24	0.00
X-B	03/01/22 - 03/30/22	30	0.00	80,099.57	0.00	80,099.57	0.00	0.00	0.00	80,099.57	0.00
X-D	03/01/22 - 03/30/22	30	0.00	31,893.34	0.00	31,893.34	0.00	0.00	0.00	31,893.34	0.00
X-F	03/01/22 - 03/30/22	30	0.00	14,616.33	0.00	14,616.33	0.00	0.00	0.00	14,616.33	0.00
X-G	03/01/22 - 03/30/22	30	0.00	12,368.67	0.00	12,368.67	0.00	0.00	0.00	12,368.67	0.00
X-H	03/01/22 - 03/30/22	30	0.00	11,243.75	0.00	11,243.75	0.00	0.00	0.00	11,243.75	0.00
X-J	03/01/22 - 03/30/22	30	0.00	8,995.00	0.00	8,995.00	0.00	0.00	0.00	8,995.00	0.00
X-K	03/01/22 - 03/30/22	30	0.00	11,243.75	0.00	11,243.75	0.00	0.00	0.00	11,243.75	0.00
X-L	03/01/22 - 03/30/22	30	0.00	15,742.09	0.00	15,742.09	0.00	0.00	0.00	15,742.09	0.00
A-3	03/01/22 - 03/30/22	30	0.00	272,913.33	0.00	272,913.33	0.00	0.00	0.00	272,913.33	0.00
A-4	03/01/22 - 03/30/22	30	0.00	557,700.53	0.00	557,700.53	0.00	0.00	0.00	557,700.53	0.00
A-S	03/01/22 - 03/30/22	30	0.00	87,718.70	0.00	87,718.70	0.00	0.00	0.00	87,718.70	0.00
B	03/01/22 - 03/30/22	30	0.00	83,311.73	0.00	83,311.73	0.00	0.00	0.00	83,311.73	0.00
C	03/01/22 - 03/30/22	30	0.00	113,486.09	0.00	113,486.09	0.00	0.00	0.00	113,486.09	0.00
D	03/01/22 - 03/30/22	30	0.00	53,879.17	0.00	53,879.17	0.00	0.00	0.00	53,879.17	0.00
E	03/01/22 - 03/30/22	30	0.00	45,260.42	0.00	45,260.42	0.00	0.00	0.00	45,260.42	0.00
F	03/01/22 - 03/30/22	30	0.00	22,413.33	0.00	22,413.33	0.00	0.00	0.00	22,413.33	0.00
G	03/01/22 - 03/30/22	30	0.00	18,966.67	0.00	18,966.67	0.00	0.00	0.00	18,966.67	0.00
H	03/01/22 - 03/30/22	30	0.00	17,241.67	0.00	17,241.67	0.00	0.00	0.00	17,241.67	0.00
J	03/01/22 - 03/30/22	30	0.00	13,793.33	0.00	13,793.33	0.00	0.00	0.00	13,793.33	0.00
K	03/01/22 - 03/30/22	30	0.00	17,241.67	0.00	17,241.67	0.00	0.00	0.00	17,241.67	0.00
L	03/01/22 - 03/30/22	30	196.56	24,139.62	0.00	24,139.62	399.96	0.00	0.00	23,739.66	596.85
RR Interest	03/01/22 - 03/30/22	30	10.35	119,088.11	0.00	119,088.11	21.05	0.00	0.00	119,067.06	31.43
Totals			206.91	2,381,762.24	0.00	2,381,762.24	421.01	0.00	0.00	2,381,341.23	628.28

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (Cert)	06541TBA6	1.742000%	188,000,000.00	188,000,000.00	0.00	272,913.33	0.00	0.00	272,913.33	188,000,000.00
A-3 (Exch)	06541TBA6	1.742000%	188,000,000.00	188,000,000.00	0.00	272,913.33	0.00	0.00	272,913.33	188,000,000.00
A-3-1	06541TBB4	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541TBC2	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06541TBD0	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06541TBE8	N/A	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00
A-4 (Exch)	06541TBF5	1.997000%	335,123,000.00	335,123,000.00	0.00	557,700.53	0.00	0.00	557,700.53	335,123,000.00
A-4-1	06541TBF5	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541TBH1	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541TBJ7	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00
A-S (Exch)	06541TBN8	2.212000%	47,587,000.00	47,587,000.00	0.00	87,718.70	0.00	0.00	87,718.70	47,587,000.00
A-S-1	06541TBP3	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541TBQ1	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541TBR9	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541TBS7	N/A	47,587,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-1	06541TBB4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541TBC2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	06541TBF5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541TBH1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06541TBP3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541TBQ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			3,089,137,000.00	1,141,420,000.00	0.00	1,836,665.12	0.00	0.00	1,836,665.12	1,141,420,000.00

Exchangeable Certificate Details
A-4-X2	06541TBK4	N/A	335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			335,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Notional Certificates
A-4-X2	06541TBK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,787,060.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,394,528.58	Master Servicing Fee	4,438.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,294.42
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	372.42
ARD Interest	0.00	Operating Advisor Fee	1,154.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	216.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,394,528.58	Total Fees	12,766.30

Principal		Expenses/Reimbursements
Scheduled Principal	405,718.92	Reimbursement for Interest on Advances	421.01
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	405,718.92	Total Expenses/Reimbursements	421.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,381,341.23
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	405,718.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,787,060.15
Total Funds Collected	2,800,247.50	Total Funds Distributed	2,800,247.46

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	864,980,490.24	864,980,490.24	Beginning Certificate Balance	864,980,490.19
(-) Scheduled Principal Collections	405,718.92	405,718.92	(-) Principal Distributions	405,718.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	864,574,771.32	864,574,771.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	864,980,490.25	864,980,490.25	Ending Certificate Balance	864,574,771.27
Ending Actual Collateral Balance	864,574,771.33	864,574,771.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.05)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.05)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	19	103,666,687.76	11.99%	103	3.6313	2.791660	1.60 or less	4	98,841,641.88	11.43%	102	3.0536	1.362812
$10,000,001 to $20,000,000	10	130,459,518.76	15.09%	101	3.6374	2.229195	1.61 to 1.80	4	33,615,793.55	3.89%	103	3.8284	1.729342
$20,000,001 to $30,000,000	4	107,688,351.27	12.46%	99	3.0578	2.286520	1.81 to 2.00	3	70,386,911.17	8.14%	102	3.4182	1.951044
$30,000,001 to $40,000,000	3	105,258,911.17	12.17%	103	3.4243	2.096640	2.01 to 2.20	5	125,609,994.21	14.53%	104	3.1415	2.119584
$40,000,001 to $50,000,000	1	46,301,302.36	5.36%	103	2.9350	1.492400	2.21 to 2.40	2	48,070,041.52	5.56%	102	3.5405	2.315790
$50,000,001 to $60,000,000	1	54,200,000.00	6.27%	103	3.4512	2.569200	2.41 or greater	22	407,450,900.00	47.13%	102	3.1409	3.202734
$60,000,001 or greater	4	317,000,000.00	36.67%	103	2.8891	2.992556	Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386
Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	3,526,141.00	0.41%	103	3.4512	2.569200	Virginia	2	9,875,164.40	1.14%	103	3.5160	2.557715
Arizona	1	12,220,000.00	1.41%	95	3.2500	2.972300	Washington	2	20,265,000.00	2.34%	103	3.3435	2.948036
California	5	128,101,988.25	14.82%	102	3.0140	3.113938	Wisconsin	1	1,211,895.66	0.14%	102	4.0250	2.467500
Colorado	3	15,275,000.00	1.77%	103	3.8550	2.686580	Totals	89	864,574,771.32	100.00%	102	3.2149	2.549386
Connecticut	1	4,310,000.00	0.50%	103	3.6700	2.823300
									Property Type³
Florida	1	3,550,000.00	0.41%	102	4.2200	1.944100
Georgia	5	8,822,754.38	1.02%	103	3.5203	2.556952		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	4	54,269,872.36	6.28%	103	3.0108	1.650509		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	245,353.11	0.03%	102	4.0250	2.467500	Industrial	1	34,190,000.00	3.95%	104	3.5630	2.025900
Kansas	1	511,078.45	0.06%	102	4.0250	2.467500	Lodging	2	21,651,477.24	2.50%	95	3.6734	1.588275
Kentucky	7	5,349,030.00	0.62%	102	4.0650	2.452700	Mixed Use	4	62,200,000.00	7.19%	100	3.4366	2.310581
Louisiana	5	15,616,507.75	1.81%	103	3.4931	3.049863	Mobile Home Park	5	18,493,655.81	2.14%	103	4.1572	2.151611
Massachusetts	1	4,872,587.00	0.56%	103	3.4512	2.569200	Multi-Family	4	39,388,351.27	4.56%	103	2.9504	1.573587
Michigan	2	6,555,363.00	0.76%	103	3.4512	2.569200	Office	9	450,769,113.10	52.14%	103	3.0054	2.688289
Missouri	2	317,844.56	0.04%	102	4.0250	2.467500	Retail	59	193,207,173.91	22.35%	101	3.4410	2.575255
New York	9	327,788,351.27	37.91%	103	2.9859	2.564973	Self Storage	5	44,675,000.00	5.17%	103	3.3956	3.184191
North Carolina	2	71,068,911.17	8.22%	102	3.3575	2.130672	Totals	89	864,574,771.32	100.00%	102	3.2149	2.549386
Ohio	5	14,880,528.97	1.72%	98	3.8291	2.277029
Oklahoma	2	990,334.37	0.11%	102	4.0250	2.467500
Oregon	1	28,000,000.00	3.24%	103	3.4000	1.973900
Pennsylvania	4	5,880,404.00	0.68%	103	3.4512	2.569200
South Carolina	1	34,190,000.00	3.95%	104	3.5630	2.025900
Tennessee	2	1,481,870.00	0.17%	102	4.0650	2.452700
Texas	14	75,648,791.63	8.75%	100	3.5599	2.719528
Utah	2	9,750,000.00	1.13%	102	3.9995	2.662103

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.249% or less	15	491,039,653.63	56.80%	102	2.9187	2.787443	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.490%	7	183,888,911.17	21.27%	102	3.3768	2.399438	13 months to 24 months	39	815,802,783.07	94.36%	103	3.2108	2.560400
	3.500% to 3.990%	13	146,921,650.71	16.99%	102	3.7182	2.034163	25 months to 36 months	3	48,771,988.25	5.64%	95	3.2823	2.365142
	4.000% or greater	7	42,724,555.81	4.94%	102	4.1912	2.230497	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	42	864,574,771.32	100.00%	102	3.2149	2.549386	Interest Only	28	644,542,000.00	74.55%	103	3.1786	2.762442
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	1	46,301,302.36	5.36%	103	2.9350	1.492400
	Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386	271 months or greater	13	173,731,468.96	20.09%	100	3.4240	2.040648
								Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	22,000,000.00	2.54%	103	3.4268	2.156364				None
	12 months or less	39	796,273,468.96	92.10%	102	3.2253	2.621705
	13 months to 24 months	1	46,301,302.36	5.36%	103	2.9350	1.492400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	864,574,771.32	100.00%	102	3.2149	2.549386
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	2062975	OF	New York	NY	Actual/360	2.829%	211,939.25	0.00	0.00	N/A	12/01/30	--	87,000,000.00	87,000,000.00	04/01/22
2	310956320	OF	San Jose	CA	Actual/360	2.868%	209,885.07	0.00	0.00	11/06/30	11/06/32	--	85,000,000.00	85,000,000.00	04/06/22
3	310955626	OF	New York	NY	Actual/360	3.201%	192,949.17	0.00	0.00	N/A	10/11/30	--	70,000,000.00	70,000,000.00	04/11/22
3A	310956410				Actual/360	3.201%	27,564.17	0.00	0.00	N/A	10/11/30	--	10,000,000.00	10,000,000.00	04/11/22
4	300802130	OF	New York	NY	Actual/360	2.692%	173,864.79	0.00	0.00	N/A	12/06/30	--	75,000,000.00	75,000,000.00	04/06/22
5	2062803	RT	Various	Various	Actual/360	3.451%	161,075.17	0.00	0.00	N/A	11/01/30	--	54,200,000.00	54,200,000.00	04/01/22
6	300802123	OF	Chicago	IL	Actual/360	2.935%	117,570.44	217,748.03	0.00	N/A	11/01/30	--	46,519,050.39	46,301,302.36	04/01/22
7	310955584	RT	Charlotte	NC	Actual/360	3.358%	112,486.24	63,976.05	0.00	N/A	10/11/30	--	38,900,887.22	38,836,911.17	04/11/22
8	310956129	IN	Summerville	SC	Actual/360	3.563%	104,899.67	0.00	0.00	N/A	12/01/30	--	34,190,000.00	34,190,000.00	04/01/22
9	310956012	OF	Durham	NC	Actual/360	3.357%	93,174.65	0.00	0.00	N/A	11/01/30	--	32,232,000.00	32,232,000.00	04/01/22
10	1960408	RT	Cedar Park	TX	Actual/360	3.190%	82,408.33	0.00	0.00	N/A	04/01/30	--	30,000,000.00	30,000,000.00	04/01/22
11	310955927	OF	Portland	OR	Actual/360	3.400%	81,977.78	0.00	0.00	N/A	11/11/30	--	28,000,000.00	28,000,000.00	04/11/22
12	323511044	MU	New York	NY	Actual/360	3.160%	69,388.33	0.00	0.00	N/A	03/06/30	--	25,500,000.00	25,500,000.00	04/06/22
13	1960578	MF	Brooklyn	NY	Actual/360	2.390%	49,878.68	47,477.72	0.00	N/A	11/01/30	--	24,235,828.99	24,188,351.27	04/01/22
14	2061336	MU	New York	NY	Actual/360	3.950%	58,844.03	0.00	0.00	N/A	12/01/30	--	17,300,000.00	17,300,000.00	04/01/22
15	453012411	OF	Houston	TX	Actual/360	3.914%	53,454.98	22,140.32	0.00	N/A	09/01/30	--	15,860,181.84	15,838,041.52	04/01/22
16	300802119	SS	Seattle	WA	Actual/360	3.250%	41,979.17	0.00	0.00	N/A	11/01/30	--	15,000,000.00	15,000,000.00	04/01/22
17	310955310	SS	Sacramento	CA	Actual/360	2.983%	32,493.98	0.00	0.00	N/A	10/11/30	--	12,650,000.00	12,650,000.00	04/11/22
18	300802052	RT	Glendale	AZ	Actual/360	3.250%	34,199.03	0.00	0.00	N/A	03/01/30	--	12,220,000.00	12,220,000.00	04/01/22
19	1960212	MU	Rialto	CA	Actual/360	3.615%	37,355.00	0.00	0.00	N/A	11/01/30	--	12,000,000.00	12,000,000.00	04/01/22
20	300802113	Various Various		Various	Actual/360	4.025%	41,591.67	0.00	0.00	N/A	10/01/30	--	12,000,000.00	12,000,000.00	04/01/22
21	2061383	MF	New York	NY	Actual/360	3.965%	40,288.81	0.00	0.00	N/A	12/01/30	--	11,800,000.00	11,800,000.00	04/01/22
22	310956736	LO	Solana Beach	CA	Actual/360	3.600%	34,316.86	17,967.35	0.00	N/A	03/11/30	--	11,069,955.60	11,051,988.25	04/11/22
23	300802093	LO	Columbus	OH	Actual/360	3.750%	34,281.32	16,661.40	0.00	N/A	04/01/30	--	10,616,150.39	10,599,488.99	04/01/22
24	2061682	RT	Carrollton	TX	Actual/360	3.550%	24,455.56	0.00	0.00	N/A	10/01/30	--	8,000,000.00	8,000,000.00	04/01/22
25	2061148	MU	Palo Alto	CA	Actual/360	2.900%	18,479.44	0.00	0.00	N/A	12/01/30	--	7,400,000.00	7,400,000.00	04/01/22
26	410954120	RT	New York	NY	Actual/360	3.015%	18,173.75	0.00	0.00	N/A	11/11/30	--	7,000,000.00	7,000,000.00	04/11/22
27	2062469	RT	Various	Various	Actual/360	4.065%	23,911.00	0.00	0.00	N/A	10/01/30	--	6,830,900.00	6,830,900.00	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	300802114	SS	Sandy	UT	Actual/360	4.312%	23,578.26	0.00	0.00	N/A	10/01/30	--	6,350,000.00	6,350,000.00	04/01/22
29	300802120	SS	Boulder	CO	Actual/360	3.820%	20,312.32	0.00	0.00	N/A	11/01/30	--	6,175,000.00	6,175,000.00	04/01/22
30	410955860	RT	Various	Various	Actual/360	3.629%	18,441.53	9,208.82	0.00	N/A	10/11/30	--	5,901,340.77	5,892,131.95	04/11/22
31	300802118	MH	Woodland Park	CO	Actual/360	4.278%	20,629.47	0.00	0.00	N/A	11/01/30	--	5,600,000.00	5,600,000.00	04/01/22
32	2062427	RT	Tumwater	WA	Actual/360	3.610%	16,366.84	0.00	0.00	N/A	10/01/30	--	5,265,000.00	5,265,000.00	04/01/22
33	300802128	SS	Arabi	LA	Actual/360	3.165%	12,264.38	0.00	0.00	N/A	12/01/30	--	4,500,000.00	4,500,000.00	04/01/22
34	2062425	MH	Various	TX	Actual/360	4.370%	16,841.96	5,612.61	0.00	N/A	11/01/30	--	4,475,606.82	4,469,994.21	04/01/22
35	324130035	MH	Saint Rose	LA	Actual/360	3.610%	13,988.75	0.00	0.00	N/A	11/01/30	--	4,500,000.00	4,500,000.00	04/01/22
36	2062624	RT	New London	CT	Actual/360	3.670%	13,620.80	0.00	0.00	N/A	11/01/30	--	4,310,000.00	4,310,000.00	04/01/22
37	2062540	MH	Arlington	TX	Actual/360	4.370%	14,783.50	4,926.62	0.00	N/A	11/01/30	--	3,928,588.22	3,923,661.60	04/01/22
38	2062363	RT	Deltona	FL	Actual/360	4.220%	12,900.31	0.00	0.00	N/A	10/01/30	--	3,550,000.00	3,550,000.00	04/01/22
39	324130039	RT	Aurora	CO	Actual/360	3.240%	9,765.00	0.00	0.00	N/A	12/01/30	--	3,500,000.00	3,500,000.00	04/01/22
40	310956035	MF	Provo	UT	Actual/360	3.416%	10,001.29	0.00	0.00	N/A	11/11/30	--	3,400,000.00	3,400,000.00	04/11/22
41	410956019	RT	Dallas	TX	Actual/360	3.154%	8,147.83	0.00	0.00	N/A	11/11/30	--	3,000,000.00	3,000,000.00	04/11/22
Totals							2,394,528.58	405,718.92	0.00				864,980,490.24	864,574,771.32
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,047,664.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	12,737,251.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	13,630,940.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	75,501,174.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,018,736.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	5,344,720.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	10,812,282.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,728,825.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,956,715.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,515,190.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,073,720.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	49,603,804.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,448,027.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,032,009.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	5,234,274.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,556,887.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	958,177.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,293,927.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	5,118,916.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	848,482.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,711,034.95	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,449,377.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,084,878.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	932,755.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	643,930.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	702,475.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	615,160.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	726,340.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	438,887.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	515,947.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	353,430.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	684,149.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	448,148.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	432,980.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	480,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	314,730.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	297,297.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	267,810.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	446,821.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	297,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	215,493,723.46	21,811,311.20				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214855%	3.197715%	102
03/17/22	0	0.00	0	0.00	1	3,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214804%	3.197665%	103
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214757%	3.197618%	104
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214707%	3.197568%	105
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214657%	3.197519%	106
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214608%	3.197470%	107
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214544%	3.197407%	108
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214481%	3.197344%	109
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214400%	3.197263%	110
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214319%	3.197183%	111
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214237%	3.197102%	112
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.214157%	3.197022%	113
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		0	0	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		864,574,771	864,574,771	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	864,574,771	864,574,771	0	0	0	0
Mar-22	864,980,490	861,480,490	0	0	3,500,000	0
Feb-22	865,436,760	865,436,760	0	0	0	0
Jan-22	865,840,171	865,840,171	0	0	0	0
Dec-21	866,242,507	866,242,507	0	0	0	0
Nov-21	866,661,085	866,661,085	0	0	0	0
Oct-21	867,050,899	867,050,899	0	0	0	0
Sep-21	867,456,048	867,456,048	0	0	0	0
Aug-21	867,822,166	867,822,166	0	0	0	0
Jul-21	868,187,334	868,187,334	0	0	0	0
Jun-21	868,566,276	868,566,276	0	0	0	0
May-21	868,929,511	868,929,511	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	421.01	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	421.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			421.01

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “E.U. Risk Retention” tab forthe BANK 2020-BNK29 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance with the RetentionCovenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30